COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Commitment [Abstract]
Disclosure of detailed information about contractual obligations [Table Text Block]
	Less than	1 to	Over
	1 year	3 years	3 years	Total
Trade and other payables	$5,394	$-	$-	$5,394
Loans payable principal and interest payments	351	3,355	17,457	21,163
Payments related to acquisition of royalties and streams	1,618	2,500	-	4,118
Total commitments	$7,363	$5,855	$17,457	$30,675